Profit(loss) before income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Profit Before Taxation
	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,944	2,977	2,973
Amortization of intangible asset	2	1	1
Directors
- salaries and related costs	1,704	1,051	602
- social benefits contribution	44	5	11
- share based compensation	50	37	-
Key management personnel (other than directors)
- salaries and related costs	2,079	1,563	1,380
- social benefits contribution	51	5	11
- share based compensation	25	74	-
Other than directors and key management personnel
- salaries and related costs	2,653	707	578
- social benefits contribution	456	10	44